Share-based awards- RSUs (Details) - 6 months ended Sep. 30, 2020 - RSUs ¥ in Millions	$ / shares shares	CNY (¥) shares
Summary of changes in the RSUs
Awarded and unvested at beginning of year	65,458,962
Granted	23,171,321
Vested	(19,950,394)
Cancelled/forfeited	(2,423,236)
Awarded and unvested at end of year	66,256,653
Expected to vest		54,551,907
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 159.66
Granted | $ / shares	213.14
Vested | $ / shares	138.85
Cancelled/forfeited | $ / shares	177.27
Awarded and unvested at end of year | $ / shares	183.99
Expected to vest | $ / shares	$ 182.60
Unamortized compensation costs | ¥		¥ 39,346
Weighted average period over which unamortized compensation costs expected be recognized	2 years
Non-employees
Summary of changes in the RSUs
Awarded and unvested at end of year	1,951,552